Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 215.564.8000 www.stradley.com
Fabio Battaglia III
Partner
fbattaglia@stradley.com
215.564.8077

1933 Act Rule 497(j) filing
1933 Act File No.: 333-53450
1940 Act File No.: 811-10267

January 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	GPS Funds I (the “ Registrant”)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to the RS Shares of the GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund and GuideMark® Core Fixed Income Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 58/59 filed electronically with the Commission on January 26, 2026.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number or to Miranda Sturgis at 215.564.8131 in my absence.

Sincerely,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.

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